Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Advances from customers (in Dollars)	$ 8,045,440			$ 7,427,910
Contract liabilities term	12 months	12 months
Income tax examination, description	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.	The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.
Impairments (in Dollars)
Cash and cash equivalents (in Dollars)	17,346,121			10,140,032
Deposit insurance limit	78,505	$ 100,000
Total insured balance (in Dollars)	135,252
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)	$ 16,904,069			$ 9,723,474
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	14.00%	14.00%	19.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	39.00%	39.00%		16.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	11.00%	11.00%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage				12.00%
Supplier Concentration Risk [Member] | Total Purchases [Member] | One Related Party Supplier [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	31.00%	31.00%	23.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Third-Party Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	39.00%	39.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Third-Party Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	32.00%	32.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Third-Party Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	16.00%	16.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Four Third-Party Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage	13.00%	13.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage				33.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage				31.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentrations of risk percentage				19.00%